Approval of Financial Statements	6 Months Ended
Jun. 30, 2023
Disclosure Of Authorization To Issue Financial Statements [Abstract]
Approval of Financial Statements	2. APPROVAL OF FINANCIAL STATEMENTS The accompanying condensed consolidated financial statements were approved by the Company’s Audit Committee on August 11, 2023.